UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Small Cap Fund
Schedule of Investments
October 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 95.83%

Agriculture Fishing & Ranching - 1.03%
4,920	Calavo Growers, Inc.	$ 252,937

Auto Parts - 0.94%
4,940	Dorman Products, Inc. *	230,599

Back Office Support HR & Consulting - 7.53%
14,750	Maximus, Inc.	1,005,950
17,590	WageWorks, Inc. *	844,672
		1,850,622
Banks: Diversified - 9.44%
21,960	PrivateBancorp, Inc.	918,587
7,776	South State Corp.	602,640
10,239	Pinnacle Financial Partners Inc.	538,776
10,430	BancorpSouth, Inc	260,020
		2,320,023
Biotechnology - 4.21%
11,685	PRA Health Sciences, Inc. *	409,442
6,040	Eagle Pharmaceuticals, Inc. *	384,808
7,270	Repligen Corp. *	241,655
		1,035,905
Building: Roofing/Wallboard & Plumbing - 2.11%
16,510	Advanced Drainage Systems, Inc	518,744

Building: Climate Control - 0.87%
10,490	AAON, Inc.	214,730

Building: Materials - 0.56%
3,517	Trex Company, Inc. *	137,409

Chemicals: Diversified - 2.11%
17,213	Aceto Corp.	519,144

Computer Services Software & Systems - 9.06%
11,373	Ellie Mae, Inc. *	830,002
5,940	LogMeln, Inc. *	400,118
9,950	Qualys, Inc. *	351,434
4,762	SPS Commerce, Inc. *	342,007
3,962	Luxoft Holding, Inc. *	264,028
1,353	Envestnet, Inc. *	40,401
		2,227,990
Foods - 4.04%
4,627	J&J Snack Foods Corp.	568,149
4,970	Treehouse Foods, Inc. *	425,631
		993,780
Health Care: Misc. - 1.54%
7,327	Providence Service Corp. *	378,440

Health Care Services - 1.97%
11,255	Medidata Solutions, Inc. *	483,965

Machinery: Industrial - 1.54%
5,850	Proto Labs, Inc. *	379,314

Medical & Dental Instruments & Supplies - 3.15%
8,451	Cantel Medical Corp.	500,975
5,031	Neogen Corp. *	271,926
		772,901
Medical &Sevices - 1.66%
6,370	ICON Plc ADR (Ireland) *	406,852

Oil: Crude Producers - 3.93%
8,750	PDC Energy, Inc. *	527,975
17,030	Matador Resources Co. *	437,841
		965,816
Pharmaceuticals - 8.59%
13,916	Prestige Brands Holdings, Inc. *	682,023
14,090	Cambrex Corp. *	647,717
22,087	Supernus Pharmaceuticals, Inc*	364,436
31,955	Teligent Inc. *	232,313
4,123	Lannett Co., Inc. *	184,587
		2,111,076
Restaurants - 5.62%
11,080	Popeyes Louisiana Kitchen, Inc. *	625,355
19,137	Sonic Corp.	546,170
15,353	Krispy Kreme Doughnuts, Inc. *	210,183
		1,381,708
Scientific Instruments, Electrical - 1.92%
7,751	EnerSys, Inc.	472,733

Securities Brokerage & Services - 3.50%
8,490	MarketAxess Holdings, Inc.	860,122

Semiconductors & Components - 3.41%
10,628	Silicon Laboratories, Inc. *	531,081
12,241	Ceva, Inc. *	286,072
2,020	Rambus, Inc. *	20,846
		837,999
Specialty Retail - 5.42%
9,130	Asbury Automotive Group, Inc. *	723,096
8,206	Monro Muffler Brake, Inc.	608,639
		1,331,735
Telecommunications Equipment - 1.37%
29,768	Ruckus Wireless Inc. *	335,783

Textiles Apparel & Shoes - 5.55%
13,296	GIII Apparel Group, Ltd. *	732,477
18,150	Steven Madden Ltd. *	632,528
		1,365,005
Truckers - 2.79%
14,795	Knight Transportation, Inc.	376,089
11,320	SAIA, Inc *	267,265
3,009	Celadon Group, Inc.	43,570
		686,924
Utilities: Telecommunications - 1.96%
15,720	Cogent Communications Holdings, Inc.	482,918

TOTAL FOR COMMON STOCKS (Cost $20,459,616) - 95.82%		$ 23,555,174

SHORT TERM INVESTMENTS - 3.83%
940,328	First American Government Obligation Fund 0.01% ** (Cost $940,328)	940,328

TOTAL INVESTMENTS (Cost $21,399,944) *** - 99.65%		$ 24,495,502

OTHER ASSETS LESS LIABILITIES - 0.35%		85,557

NET ASSETS - 100.00%		$ 24,581,059

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2015
*** At October 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,399,944 amounted to $3,095,558.

1. SECURITY TRANSACTIONS
At October 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,399,944 amounted to $3,095,558.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$23,555,174	$0	$0	$23,555,174
Cash Equivalents	$940,328	$0	$0	$940,328
Total	$24,495,502	$0	$0	$24,495,502

Ranger Quest for Income and Growth Fund
Schedule of Investments
October 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 66.52%

Aerospace & Defense - 3.09%
17,210	Bae Systems Plc. ADR (United Kingdom)	$ 465,530

Airlines - 4.41%
17,506	Japan Airlines Co., Ltd. (Japan)	663,870

Automobiles - 3.87%
6,707	Daimler AG (Germany)	582,458

Beverages - 3.32%
1,035,603	Thai Beverage PCL (Thailand)	498,941

Capital Markets - 2.63%
25,970	Ares Capital Corporation	395,523

Chemicals - 2.40%
3,890	Lyondellbasell Industries NV (Netherlands)	361,420

Commercial Banks- 3.56%
5,320	Royal Bank of Canada (Canada)	304,180
3,980	Bank of Montreal (Canada)	231,428
		535,608
Construction & Engineering - 1.56%
9,310	Ferrovial SA (Spain)	235,069

Diversified Telecommunication Services - 10.54%
499,140	HKT Trust & HKT, Ltd. (Hong Kong)	598,221
24,030	Telenor ASA (Norway)	453,343
8,132	At&T, Inc.	272,503
6,052	BCE, Inc. (Canada)	261,573
		1,585,640
Food Products - 3.51%
39,360	Marine Harvest ASA (Norway)	527,616

Food & Staples Retailing - 1.54%
87,930	Walmex De Mexico (Mexico)	232,135

Insurance - 8.77%
2,784	Muenchener Rueckversicherungs-Gesellschaft (Germany)	555,674
62,460	Insurance Australia Group (Australia)	250,004
56,650	Legal & General Group PLC (United Kingdom)	228,652
1,700	Swiss RE AG (Switzerland) *	158,152
69,840	MMI Holdings, Ltd. (South Africa)	126,653
		1,319,135
Media - 2.51%
19,448	Regal Entertainment Group Class-A	376,902

IT Services - 1.39%
4,050	Paychex, Inc.	208,899

Oil, Gas & Consumable Fuels - 5.04%
27,320	Ship Finance International, Ltd.	466,899
6,012	Total SA (France)	291,860
		758,759
Pharmaceuticals - 5.17%
5,510	Johnson & Johnson	556,675
10,220	GlaxoSmithKline Plc. (United Kingdom)	221,546
		778,221
Transportation Infrastructure - 2.96%
5,598	Macquarie Infrastructure Company LLC	445,321

Wireless Telecommunication Services - 0.25%
1,162	Vodafone Group Plc. ADR (United Kingdom)	38,311

TOTAL FOR COMMON STOCKS (Cost $9,323,291) - 66.52%		10,009,358

REAL ESTATE INVESTMENT TRUSTS - 19.64%
26,414	Starwood Property Trust, Inc.	530,657
17,952	Blackstone Mortgage Trust, Inc.	494,039
43,860	Spirit Realty Capital, Inc.	446,495
239,425	Ascendas Real Estate Investment Trust (Singapore)	408,432
5,901	Welltower, Inc.	382,798
5,800	EPR Properties	329,498
8,070	STORE Capital Corporation	182,947
8,928	Select Income REIT Common Share	180,346

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,203,560) - 19.64%		2,955,212

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 11.08%

Capital Markets - 6.86%
9,093	Oaktree Capital Group, LLC.	453,377
9,695	Blackstone Group LP	320,517
9,858	Alliance Bernstein Holdings, LP	253,745
242	PJT Partners, Inc. *	5,211
		1,032,850
Electric Utilities - 1.67%
5,976	Brookfield Infrastructure Partners, L.P. (Canada)	251,351

Oil, Gas & Consumable Fuels - 2.55%

5,011	TC Pipelines, L.P.	258,868
2,683	Energy Transfer Partners, L.P.	118,481
265	Alliance Resource Partners, L.P.	5,682
		383,031

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $1,750,448) - 11.08%		$ 1,667,232

SHORT TERM INVESTMENTS - 2.58%
387,491	First American Government Obligation Fund 0.01% ** (Cost $387,491)	387,491

TOTAL INVESTMENTS (Cost $14,664,790) *** - 99.82%		$ 15,019,293

OTHER ASSETS LESS LIABILITIES - 0.18%		27,337

NET ASSETS - 100.00%		$ 15,046,630

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2015
*** At October 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,664,790 amounted to $354,503.

1. SECURITY TRANSACTIONS
At October 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,664,790 amounted to $354,503.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,009,358	$0	$0	$10,009,358
Real Estate Investment Trusts	$2,955,212	$0	$0	$2,955,212
Master Limited Partnership	$1,667,232	$0	$0	$1,667,232
Cash Equivalents	$387,491	$0	$0	$387,491
Total	$15,019,293	$0	$0	$15,019,293

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 22, 2015

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date December 22, 2015